Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

VIA EDGAR	January 16, 2009

Re:                               Western Asset Municipal Term Trust Inc.

Securities and Exchange Commission 100 F Street, NE Washington, DC 20549 Attn: Filing Desk

Dear Sir or Madam:

On behalf of Western Asset Municipal Term Trust Inc. (the “Fund”), we hereby submit for filing by direct electronic transmission the Fund’s Notification of Registration on Form N-8A under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and under the 1940 Act.

Any questions or communications concerning the enclosed materials should be directed to Sarah Cogan of this firm at 212-455-3575.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP

SIMPSON THACHER & BARTLETT LLP

Enclosures

cc:                                 William J. Renahan